Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the three and nine month periods ended September 30, 2013 and September 30, 2012 are as follows:

	Three Month Periods Ended		Nine Month Periods Ended
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
Basic:
Net income attributable to Atlas	$1,699	$1,657	$4,002	$1,922
Add: Discount upon redemption of preferred stock	1,800	—	1,800	—
Less: Preferred share dividends	(95)	(202)	(596)	(606)
Net income (loss) attributable to common shareholders	$3,404	$1,455	$5,206	$1,316
Weighted average basic common shares outstanding	8,217,692	6,144,384	7,802,253	6,146,179
Basic earnings (loss) per common share	$0.41	$0.24	$0.67	$0.21
Diluted:
Weighted average basic common shares outstanding	8,217,692	6,144,384	7,802,253	6,146,179
Add:
Dilutive stock options outstanding	92,578	4,917	64,606	4,406
Dilutive warrants	493,176	—	346,579	—
Preferred shares	254,000	2,286,000	254,000	—
Dilutive average common shares outstanding	9,057,446	8,435,301	8,467,438	6,150,585
Dilutive earnings per common share	$0.39	$0.17	$0.69	$0.21

Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the years ended December 31, 2012, December 31, 2011 is as follows:

	2012	2011
Basic:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Less: Preferred share dividends	810	810
Net income/(loss) attributable to common shareholders	2,356	(3,280)
Weighted average common shares outstanding	6,144,281	6,124,542
Basic earnings/(loss) per common share	$0.38	$(0.54)
Diluted:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Weighted average common shares outstanding	6,144,281	6,124,542
Dilutive potential ordinary shares	2,290,667	—
Dilutive average common shares outstanding	8,434,948	6,124,542
Dilutive earnings/(loss) per common share	$0.38	$(0.54)